COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases
US$

2015	10,936
2016	7,378
2017	2,982
2018	20
2019 and thereafter	-

21,316